Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Revenues for services provided or related to the mutual funds
Investment management, distribution, shareholder and administrative, and brokerage services are provided to individual investors by means of retail mutual funds sponsored by our company, our subsidiaries and our affiliated joint venture companies. Substantially all of these services are provided under contracts that set forth the services to be provided and the fees to be charged. The contracts are subject to annual review and approval by each of the mutual funds' boards of directors or trustees and, in certain circumstances, by the mutual funds' shareholders. Revenues for services provided or related to the mutual funds are as follows:

	Years Ended December 31,
	2012	2011	2010
	(in thousands)

Investment advisory and services fees	$885,669	$840,165	$778,284
Distribution revenues	400,763	351,621	338,597
Shareholder servicing fees	89,117	91,931	93,148
Other revenues	5,127	5,643	5,726
Bernstein research services	133	66	121

Consolidated financial statements for transactions with related parties
We provide investment management and certain administration services to AXA and its subsidiaries. In addition, AXA and its subsidiaries distribute company-sponsored mutual funds, for which they receive commissions and distribution payments. Sales of company-sponsored mutual funds through AXA and its subsidiaries, excluding cash management products, aggregated approximately $1.7 billion, $0.4 billion and $0.5 billion for the years ended December 31, 2012, 2011 and 2010, respectively. Also, we are covered by various insurance policies maintained by AXA subsidiaries and we pay fees for technology and other services provided by AXA and its subsidiaries. Aggregate amounts included in the consolidated financial statements for transactions with AXA and its subsidiaries are as follows:

	Years Ended December 31,
	2012	2011	2010
	(in thousands)
Revenues:
Investment advisory and services fees	$113,076	$114,266	$135,004
Bernstein research services	982	802	492
Distribution revenues	943	—	—
Other revenues	599	599	583
	$115,600	$115,667	$136,079
Expenses:
Commissions and distribution payments to financial intermediaries	$7,924	$7,411	$8,896
General and administrative	19,779	22,191	21,256
Other	1,550	1,467	264
	$29,253	$31,069	$30,416
Balance Sheet:
Institutional investment advisory and services fees receivable	$7,878	$9,004	$18,654
Prepaid insurance	1,342	1,411	1,199
Other due (to) from AXA and its subsidiaries	(3,732)	(4,319)	(4,732)
	$5,488	$6,096	$15,121